                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                May 10, 2007
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                70
                                             ------------------

Form 13F Information Table Value Total:          $470,833
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
1/100  BERKSHIRE A             COM            084990175      654        600 SH       Sole                       600
3M COMPANY                     COM            88579Y101    13931     182275 SH       Sole                    182275
ALCOA, INC.                    COM            013817101      224       6609 SH       Sole                      6609
ALLIANCEBERNSTEIN              COM            01881G106      965      10900 SH       Sole                     10900
ALLSTATE CORP.                 COM            020002101      462       7700 SH       Sole                      7700
ALTRIA GROUP INC.              COM            02209S103     4250      48403 SH       Sole                     48403
AMER. INTL. GROUP              COM            026874107     8308     123600 SH       Sole                    123600
AMPHENOL CORP                  COM            032095101     5088      78800 SH       Sole                     78800
AT&T CORP.                     COM            001957109      690      17491 SH       Sole                     17491
BANK OF AMERICA                COM            060505104      928      18190 SH       Sole                     18190
BERKSHIRE HATHAWAY B           COM            084670207     7538       2071 SH       Sole                      2071
BP PLC - SPONS ADR             COM            056622104      438       6766 SH       Sole                      6766
BRISTOL WEST HOLDINGS          COM            11037M105    11839     534000 SH       Sole                    534000
CATALYTICA ENERGY SYSTEMS      COM            148884109       24      16500 SH       Sole                     16500
CEDAR FAIR L.P.                COM            150185106     2071      72500 SH       Sole                     72500
CHEVRON CORP                   COM            166764100     3752      50728 SH       Sole                     50728
CITIGROUP, INC.                COM            172967101     2993      58293 SH       Sole                     58293
COCA COLA                      COM            191216100    11572     241085 SH       Sole                    241085
CONOCOPHILLIPS                 COM            20825C104      361       5282 SH       Sole                      5282
CONSECO INC                    COM            208464883    23749    1372800 SH       Sole                   1372800
DISCOVERY HOLD.                COM            25468Y107    16457     860250 SH       Sole                    860250
EXXON MOBIL                    COM            30231G102     1279      16949 SH       Sole                     16949
FEDERATED INVESTORS            COM            314211103      220       6000 SH       Sole                      6000
FORTUNE BRANDS                 COM            349631101   142973    1813921 SH       Sole                   1813921
GENERAL ELECTRIC               COM            369604103     1053      29785 SH       Sole                     29785
GOLDMAN SACHS                  COM            38141G104     1033       5000 SH       Sole                      5000
GREAT LAKES DREDGE & DOCK CO   COM            390607109     7538    1094000 SH       Sole                   1094000
HEARTLAND TECHNOLOGIES         COM            421979105        0      20000 SH       Sole                     20000
IDT CORPORATION                COM            448947309     1663     146500 SH       Sole                    146500
INVITROGEN CORP                COM            46185R100     4774      75000 SH       Sole                     75000
J.P. MORGAN CHASE              COM            46625H100     5798     119846 SH       Sole                    119846
JOHNSON & JOHNSON              COM            478160104      346       5739 SH       Sole                      5739
KRAFT FOODS                    COM            50075N104     1060      33487 SH       Sole                     33487
LIBERTY CAPITAL                COM            53071M302     8716      78810 SH       Sole                     78810
LIBERTY INTERACT.              COM            53071M104     7595     318830 SH       Sole                    318830
MELLON BANK                    COM            58551A108      234       5428 SH       Sole                      5428
MERITOR SAVINGS BANK-PA        COM            590007100     3817     852000 SH       Sole                    852000
MICROSOFT CORP                 COM            594918104      586      21030 SH       Sole                     21030
NORWOOD RES.                   COM            669958100       35      10000 SH       Sole                     10000
PFIZER                         COM            717081103     7599     300817 SH       Sole                    300817
PINNACLE WEST                  COM            723484101     8946     185400 SH       Sole                    185400
PITNEY BOWES                   COM            724479100     3545      78100 SH       Sole                     78100
PNC BANK CORP.                 COM            693475105      311       4316 SH       Sole                      4316
POLYMER GROUP                  COM            731745204     2332      92916 SH       Sole                     92916
POLYMER GROUP B                COM            731745303      257      10256 SH       Sole                     10256
PRIMEDIA INC                   COM            74157K101     5320    2000000 SH       Sole                   2000000
PROCTER & GAMBLE               COM            742718109      267       4223 SH       Sole                      4223

RESPIRONICS, INC.              COM            761230101      235       5600 SH       Sole                      5600
ROYAL DUTCH SHELL              COM            780259206     1956      29495 SH       Sole                     29495
TOYOTA MOTOR                   COM            892331307      218       1700 SH       Sole                      1700
TREEHOUSE FOODS                COM            89469A104     6094     200000 SH       Sole                    200000
TRW AUTOMOTIVE HOLDINGS CORP   COM            87264S106     1379      39600 SH       Sole                     39600
TYCO INTL                      COM            902124106    26660     845020 SH       Sole                    845020
UNICA CORP                     COM            904583101     4060     323500 SH       Sole                    323500
UNITED BANKSHARES              COM            909907107      738      21062 SH       Sole                     21062
VERIZON COMM.                  COM            92343V104      393      10372 SH       Sole                     10372
WASTE MGMT                     COM            94106L109    20268     589000 SH       Sole                    589000
WELLS FARGO CO.                COM            949746101      279       8100 SH       Sole                      8100
WYNDHAM WW.                    COM            98310W108     8883     260130 SH       Sole                    260130
SPDR-HEALTHCARE                MUTUAL         81369y209     6099  181250.00 SH       Sole                 181250.00
SPDR-UTILITIES                 MUTUAL         81369Y886     1270   32000.00 SH       Sole                  32000.00
iSHARES DIVIDEND               MUTUAL         464287168     1843   25800.00 SH       Sole                  25800.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL         464287614    35862  644425.00 SH       Sole                 644425.00
STREETTRACKS GOLD              COM            863307104     6620  100700.00 SH       Sole                 100700.00
iPATH DJ-AIG COMMODITY INDEX   COM            06738c778     1380   27150.00 SH       Sole                  27150.00
iSHARES LEHMAN AGGREGATE INDEX BOND           464287226     4356 43450.0000 SH       Sole                43450.0000
iSHARES T.I.P.S.               BOND           464287176     7315 72401.6306 SH       Sole                72401.6306
FRANKLIN PENNSYLVANIA TAX-FREE TAX-FREE       354723801      123      11793 SH       Sole                     11793
NUVEEN PA.PREM. INCOME         TAX-FREE       67061F101      375      27012 SH       Sole                     27012
VAN KAMPEN PA. VALUE           TAX-FREE       92112T108      837      57300 SH       Sole                     57300